Stock options - Movements in stock options (Details)				12 Months Ended
	Sep. 26, 2022 Options $ / shares	May 04, 2022 Options $ / shares	Apr. 12, 2022	Dec. 31, 2022 Options $ / shares
Stock options
Balance at the beginning (in shares) | Options				50,000
Exercised (in shares) | Options	(10,000)	(30,000)		(40,000)
Balance at the end (in shares) | Options				110,000
Balance at the beginning (in dollars per shares)				$ 2.23
Exercised (in dollars per shares)				$ 2.23
Granted			100,000	100,000
Granted (in dollars per share)				$ 14.65
Market Price of Options Exercised	$ 33.21	$ 22.21